Employee Benefit Plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Defined contribution employee benefit plan for employees located in Switzerland
Employee Benefit Plans
Pension expense	$ (0.2)	$ 6.2	$ 2.8
Employee benefit plan obligations included in other long-term liabilities	12.4	8.6
Defined benefit plan for employees located in France
Employee Benefit Plans
Pension expense	0.3	0.3
Employee benefit plan obligations included in other long-term liabilities	$ 1.6	$ 1.5